Trade Receivables and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [Abstract]
Trade receivable and Other receivables

Note 4.A – Trade receivables

	December 31,
	2019	2020
	Thousands USD	Thousands USD
Open balances	1,816	713

Note 4.B – Other receivables

	December 31,
	2019	2020
	Thousands USD	Thousands USD
Government authorities	332	400
Prepaid expenses	221	696
Others	17	30
	570	1,126